USAA INCOME STOCK FUND
SUPPLEMENT DATED FEBRUARY 22, 2010
TO THE FUND’S PROSPECTUS
DATED DECEMBER 1, 2009

This supplement describes important changes affecting the USAA Income Stock Fund (the Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund’s Board of Trustees (the Board) as being in the best interests of the Fund’s shareholders. Effective February 16, 2010, the Fund’s Board approved the termination of OFI Institutional Management as a subadviser of the Fund. Grantham, Mayo, Van Otterloo and Co. and Epoch Investment Partners, Inc., who was recently added to the Fund as an additional subadviser, will continue to manage the Fund.

94027-0210

USAA INCOME STOCK FUND
INSTITUTIONAL SHARES
SUPPLEMENT DATED FEBRUARY 22, 2010
TO THE FUND’S PROSPECTUS
DATED DECEMBER 1, 2009

This supplement describes important changes affecting the USAA Income Stock Fund Institutional Shares (the Fund). These changes were proposed by USAA Investment Management Company (IMCO) and approved by the Fund’s Board of Trustees (the Board) as being in the best interests of the Fund’s shareholders. Effective February 16, 2010, the Fund’s Board approved the termination of OFI Institutional Management as a subadviser of the Fund. Grantham, Mayo, Van Otterloo and Co. and Epoch Investment Partners, Inc., who was recently added to the Fund as an additional subadviser, will continue to manage the Fund.

xxxxx-0210